Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax Jurisdiction [Line Items]
Gains (losses) before income tax of cash flow hedge	$ (565)	$ (67,683)
Reclassification from Equity to Income Statements	(20,758)	$ (85,214)
Tax losses where no deferred tax asset was recognized	18,000
Unused tax losses
Disclosure Of Income Tax Jurisdiction [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 5,600
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	35.00%
Operating loss carryforwards, expiration period	5 years
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	34.00%
Percentage of taxable profit that can be reduced by operating loss carryforwards (maximum)	30.00%
Years 2018 and 2019 | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	30.00%
Applicable dividend tax rate	7.00%
From years 2020 onwards | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Applicable tax rate	25.00%
Applicable dividend tax rate	13.00%